Finance expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance cost [Abstract]
Bank interest payable	£ 16	£ 0	£ 0
Loan interest payable	2	0	0
Interest expense on lease liabilities	149	86	50
Unwinding of discount rate on provisions	2	3	0
Finance expenses	£ 169	£ 89	£ 50